Funds from securities issued	12 Months Ended
Dec. 31, 2019
Funds from securities issued [Abstract]
Funds from securities issued

32.  Funds from securities issued

a)     Composition by type of security issued and location

	R$ thousand
	On December 31
	2019	2018
Instruments Issued - Brazil:
Real estate credit notes	27,019,439	25,381,719
Agribusiness notes	13,149,546	13,108,595
Financial bills	120,518,300	104,005,236
Letters of credit property guaranteed	5,540,086	476,332
Subtotal	166,227,371	142,971,882
Securities - Overseas:
Euronotes	1,407,888	1,270,409
Securities issued through securitization - (item (b))	1,967,746	3,130,111
Subtotal	3,375,634	4,400,520
Structured Operations Certificates	1,124,559	656,616
Total	170,727,564	148,029,018

b)    Securities issued through securitization

Since 2003, the Organization uses certain arrangements to optimize its activities of funding and liquidity management by means of a Specific Purpose Entity (SPE). This SPE, which is called International Diversified Payment Rights Company, is financed with long-term bonds which are settled with the future cash flow of the corresponding assets, basically comprising current and future flow of payment orders sent by individuals and legal entities abroad to beneficiaries in Brazil for whom Bradesco acts as payer.

The long-term instruments issued by the SPE and sold to investors will be settled with funds from the payment orders flows. The Organization is required to redeem the instruments in specific cases of default or upon closing of the operations of the SPE.

The funds deriving from the sale of current and future payment orders flows, received by the SPE, must be maintained in a specific bank account until they reach a given minimum level.

c)     Net financial activity in the issuance of securities

	R$ thousand
	2019	2018
Opening balance on December 31	148,029,018	135,174,090
Issuance	84,982,152	85,963,195
Interest	9,233,505	9,054,699
Settlement and interest payments	(71,781,695)	(82,973,990)
Exchange variation and others	264,584	811,024
Closing balance on December 31	170,727,564	148,029,018